FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Weyland Capital Management, LLC
Address:  22 Deer Street
	 Suite 200
	Portsmouth, NH 03801
Form 13F File Number: 028-14629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Polly Henkel		 Title: Chief Compliance Officer
Phone: 603-433-8994

Signature, Place, and Date of Signing:

Polly Henkel
Portsmouth, NH
04/05/2012



Report Type (Check only
one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $94,506
            (thousands)
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



Form 13F Information Table			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING	AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
C H ROBINSON WORLDWIDE INC	COM NEW	12541W209	2240	34210	SH		SOLE				NONE
ECOLAB INC	COM NEW	278865100	668	10827	SH		SOLE				NONE
ISHARES TR RUSSELL 1000 G INDEX	RUSSELL1000GRW	464287614	52398	792947	SH		SOLE				NONE
ISHARES TR RUSSELL 2000 V INDEX	RUSSELL2000VAL	464287630	12470	170893	SH		SOLE				NONE
SPDR GOLD TRUST	GOLD	78463V107	10950	67545	SH		SOLE				NONE
TIBCO SOFTWARE INC	COM NEW	88632Q103	724	23747	SH		SOLE				NONE
UNITED STS COMMODITY INDEX F	COMM IDX FND	911717106	3141	51227	SH		SOLE				NONE
COLGATE PALMOLIVE CO	COM	194162103	286	2924	SH		SOLE				NONE
PHILIP MORRIS INTL INC	COM	718172109	217	2447	SH		SOLE				NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	11412	262536	SH		SOLE				NONE